Investment in Associate	12 Months Ended
Dec. 31, 2025
Investment in Associate [Abstract]
Investment in Associate
6.	Investment in Associate

On January 21, 2025, Hotel101 Global acquired 40% of the total issued share capital of HOA from DD, the ultimate parent company, in exchange for shares of Hotel101 Global (Note 1).

HOA is incorporated in the Philippines and is engaged in the hotel, hospitality and real estate related businesses.

The investment in HOA was initially measured at cost as of acquisition date and subsequently adjusted to recognize the Company’s share of HOA’s net income or loss, as well as any dividends received.

The carrying amount of the investment in HOA follows:

Cost of the investment acquired	US$	15,495,782
Share in net income of HOA from acquisition to December 31, 2025		300,639
Balance at December 31, 2025	US$	15,796,421

Presented below is HOA’s summary of financial information:

	December 31, 2025
Percentage ownership interest		40%
Current assets	US$	109,253,662
Noncurrent assets		45,611,874
Current liabilities		102,521,862
Noncurrent liabilities		22,266,795
Net assets	US$	30,076,879

	For the year ended December 31, 2025
Total revenue	US$	38,046,229
Net income		1,711,548
Other comprehensive income		1,416,470